Segments (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Net Sales and Adjusted EBITDA of Reportable Segments

The following tables show net sales and Adjusted EBITDA by our segment reporting structure:

	2013	2012	2011
Net sales
Food Care	$3,814.2	$3,744.0	$3,242.3
Diversey Care	2,160.8	2,131.9	534.6
Product Care	1,610.0	1,580.4	1,595.0

Total reportable segments	7,585.0	7,456.3	5,371.9
Other	105.8	102.9	95.4

Total	$7,690.8	$7,559.2	$5,467.3

Adjusted EBITDA
Food Care	$613.9	$577.7	$532.3
Adjusted EBITDA margin	16.1%	15.4%	16.4%
Diversey Care	237.3	217.9	39.8
Adjusted EBITDA margin	11.0%	10.2%	7.4%
Product Care	264.5	267.4	263.1
Adjusted EBITDA margin	16.4%	16.9%	16.5%

Total reportable segments Adjusted EBITDA	$1,115.7	$1,063.0	$835.2
Adjusted EBITDA margin	14.7%	14.3%	15.5%
Other	(77.7)	(82.3)	(79.3)
Adjusted EBITDA margin	(73.4)%	(80.0)%	(83.1)%

Total Company Adjusted EBITDA	$1,038.0	$980.7	$755.9

Adjusted EBITDA margin	13.5%	13.0%	13.8%

Reconciliation of Non-U.S.GAAP Adjusted EBITDA to U.S.GAAP Net Earnings

The following table shows a reconciliation of Non-U.S. GAAP Total Company Adjusted EBITDA to U.S. GAAP net earnings from continuing operations:

	2013	2012	2011
Non-U.S. GAAP Total Company Adjusted EBITDA	$1,038.0	$980.7	$755.9
Depreciation and amortization(1)	(307.5)	(317.1)	(208.3)
Special items(2):
Write-down of non-strategic assets included in depreciation and amortization(2)	5.3	0.8	—
Impairment of goodwill and other intangible assets(3)	—	(1,892.3)	—
Restructuring and other charges(4)	(73.8)	(142.5)	(52.2)
Other restructuring associated costs included in cost of sales and selling general and administrative expenses	(32.0)	(38.9)	(3.9)
SARs	(38.1)	(18.4)	—
Costs related to the acquisition and integration of Diversey	(1.1)	(7.4)	(64.8)
Impairment of equity method investment in 2013 and 2012 including related bad debt write-down of $2.3 million in 2012	(2.1)	(25.8)	—
Foreign currency exchange losses related to Venezuelan subsidiaries	(13.1)	(0.4)	(0.3)
Loss on debt redemption	(36.3)	(36.9)	—
Settlement agreement related costs	(1.0)	(0.7)	(0.9)
Additional cost of sales for the step-up in inventories, net related to the Diversey acquisition in 2011	—	—	(10.8)
Legacy Diversey non-recurring charges in 2011	—	—	(12.6)
Gain on sale of facility in 2011	—	—	3.9
Other expense, net	0.4	1.0	—
Interest expense	(361.0)	(384.7)	(216.6)
Income tax provision (benefit)	84.0	(264.7)	56.7

U.S. GAAP net earnings (loss) from continuing operations	$93.7	$(1,617.9)	$132.7

(1)	Depreciation and amortization by segment is as follows:

	2013	2012	2011
Food Care	$118.4	$140.0	$113.7
Diversey Care	132.3	127.6	34.7
Product Care	38.2	37.9	40.9

Total reportable segments	288.9	305.5	189.3
Other (includes write-down of non-strategic assets)	18.6	11.6	19.0

Total Company	$307.5	$317.1	$208.3

(2)	Includes items the Company considers unusual or special items. See “Non-U.S. GAAP information” above for further information.
(3)	Impairment of goodwill and other intangible assets in 2012 by our segment reporting structure was as follows:

2012
Food Care	$543.4
Diversey Care	1,326.7
Product Care	—
Other	22.2

Total	$1,892.3

See Note 8, “Goodwill and Identifiable Intangible Assets” for a discussion of the facts and circumstance that led to this impairment in 2012.

(4)	Restructuring and other charges by our segment reporting structure were as follows:

	2013	2012	2011
Food Care	$25.1	$72.0	$13.1
Diversey Care	32.2	53.1	39.5
Product Care	16.4	16.7	(0.4)
Other	0.1	0.7	—

Total	$73.8	$142.5	$52.2

Assets by Reportable Segments

The following table shows assets allocated by our segment reporting structure. Only assets which are identifiable by segment and reviewed by our chief operating decision maker by segment are allocated to the reportable segment assets, which are trade receivables, net, and finished goods inventories, net. All other assets are included in “Assets not allocated.”

	December 31, 2013	December 31, 2012
Assets:
Trade receivables, net, and finished goods inventories, net
Food Care	$768.5	$811.9
Diversey Care	543.0	587.8
Product Care	310.1	331.3
Other	19.3	22.0

Total segments and other	1,640.9	1,753.0
Assets not allocated
Cash and cash equivalents	992.4	679.6
Property and equipment, net	1,134.5	1,194.2
Goodwill	3,114.6	3,151.2
Intangibles, net	1,016.9	1,131.6
Assets held for sale	—	87.3
Other assets	1,234.9	1,334.8

Total	$9,134.2	$9,331.7

Geographic Information

Geographic Information

	2013	2012	2011
Net sales(1):
United States	2,729.7	2,684.7	2,279.6
Canada	277.2	267.7	172.6
Europe	2,447.8	2,416.5	1,581.9
Latin America	824.3	799.7	545.7
AMAT	846.8	794.4	346.0
JANZ	565.0	596.2	541.5

Total	7,690.8	7,559.2	5,467.3

Total long-lived assets(1)(2):
United States	2,918.0	2,985.0	4,536.3
Canada	93.0	105.8	48.0
Europe	1,591.5	1,643.2	1,945.3
Latin America	233.6	259.8	385.4
AMAT	650.0	699.8	815.8
JANZ	167.3	198.5	169.9

Total	5,653.4	5,892.1	7,900.7

(1)	Net sales attributed to the geographic areas represent net sales to external customers. No non-U.S. country had net sales in excess of 10% of consolidated net sales or long-lived assets in excess of 10% of consolidated long-lived assets at December 31, 2013 and 2012.
(2)	Total long-lived assets are total assets excluding total current assets and deferred tax assets.